Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and dividend income	SFr 20,184	SFr 19,613	SFr 17,057
Interest expense	(13,167)	(12,604)	(10,500)
Net interest income	7,017	7,009	6,557
Commissions and fees	11,158	11,890	11,817
Trading revenues	1,739	624	1,317
Other revenues	2,570	1,397	1,209
Net revenues	22,484	20,920	20,900
Provision for credit losses	324	245	210
Compensation and benefits	10,036	9,620	10,367
General and administrative expenses	6,128	5,798	6,645
Commission expenses	1,276	1,259	1,430
Restructuring expenses		626	455
Total other operating expenses	7,404	7,683	8,530
Total operating expenses	17,440	17,303	18,897
Income/(loss) before taxes	4,720	3,372	1,793
Income tax expense/(benefit)	1,295	1,361	2,741
Net income/(loss)	3,425	2,011	(948)
Net income/(loss) attributable to noncontrolling interests	6	(13)	35
Net income/(loss) attributable to shareholders	SFr 3,419	SFr 2,024	SFr (983)
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 1.35	SFr 0.79	SFr (0.41)
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 1.32	SFr 0.77	SFr (0.41)
Bank
Interest and dividend income	SFr 20,180	SFr 19,623	SFr 17,061
Interest expense	(13,131)	(12,498)	(10,369)
Net interest income	7,049	7,125	6,692
Commissions and fees	11,071	11,742	11,672
Trading revenues	1,773	456	1,300
Other revenues	2,793	1,497	1,301
Net revenues	22,686	20,820	20,965
Provision for credit losses	324	245	210
Compensation and benefits	9,105	8,864	9,964
General and administrative expenses	7,588	7,068	7,413
Commission expenses	1,276	1,259	1,429
Restructuring expenses		528	396
Total other operating expenses	8,864	8,855	9,238
Total operating expenses	17,969	17,719	19,202
Income/(loss) before taxes	4,393	2,856	1,553
Income tax expense/(benefit)	1,298	1,134	2,781
Net income/(loss)	3,095	1,722	(1,228)
Net income/(loss) attributable to noncontrolling interests	14	(7)	27
Net income/(loss) attributable to shareholders	SFr 3,081	SFr 1,729	SFr (1,255)